Note 5 - Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	September 30, 2014	December 31, 2013
Accounts payable	$606,410	$565,127
Accrued payroll liabilities and related penalties	683,071	607,134
Accrued salary	771,399	418,440
Accrued interest	251,926	158,869
Other accruals	123,638	117,622
	$2,436,444	$1,867,192

	December 31,
	2013	2012
Accounts payable	$565,127	$432,436
Accrued payroll liabilities and related penalties	607,134	411,670
Accrued salary	418,440	143,167
Accrued interest	158,869	134,559
Other accruals	117,622	539
	$1,867,192	$1,122,371